Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial liabilities [abstract]
Input taxes	$ 79	$ 176